Other financial assets, current	12 Months Ended
Mar. 31, 2019
Other financial assets, current
Other financial assets, current

27   Other financial assets, current

	March 31,
	2018	2019
Interest accrued on term deposits	6,883	2,404
Interest accrued on advances to related parties (refer to note 42)	70	1,642
Security deposits	40,814	71,406
Others (includes Government Grant)	32,120	156,835
Total	79,887	232,287

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2019, remaining tenure for security deposits ranges from 1 to 9 years.

In the statement of cash flows, interest reinvested in term deposits INR 22,242  (March 31, 2018:  98,472) has been adjusted against interest received under investing activities.

The movement in the Government Grant during the year was as follows:

	March 31,
	2018	2019
At 1 April	—	32,120
Recorded in statement of profit or loss	69,588	233,180
Received during the year	(37,468)	(108,465)
Balance at the end of the year	32,120	156,835

There are no unfulfilled conditions or contingencies attached to these grants.